Nature of Operations and Liquidity	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Nature of Operations and Liquidity [Abstract]
Nature of Operations and Liquidity

Note 1. Nature of Operations and Liquidity

Overview

Aspen Group, Inc. (together with its subsidiary, the "Company" or "Aspen") was founded in Colorado in 1987 as the International School of Information Management. On September 30, 2004, it was acquired by Higher Education Management Group, Inc. ("HEMG") and changed its name to Aspen University Inc. On March 13, 2012, the Company was recapitalized in a reverse merger. All references to the Company or Aspen before March 13, 2012 are to Aspen University Inc.

On April 5, 2013, the Company gave 120-day notice to CLS 123, LLC of its intent to terminate the agreement between the Company and CLS 123, LLC dated November 9, 2011. Moreover, at the end of the 120-day period, the Company is no longer offering the "Certificate in Information Technology with a specialization in Smart Home Integration" program. Accordingly, the activities related to CLS (or the "Smart Home Integration Certificate" program) are treated as discontinued operations. As this component of the business was not sold, there was no gain or loss on the disposition of this component (see below "Discontinued Operations").

On April 25, 2013, our Board of Directors approved a change in our fiscal year-end from December 31 to April 30, with the change to the calendar year reporting cycle beginning May 1, 2013. Consequently, we filed a Transition Report on Form 10-KT for the four-month transition period ended April 30, 2013.

Aspen University's mission is to offer any motivated college-worthy student the opportunity to receive a high quality, responsibly priced distance-learning education for the purpose of achieving sustainable economic and social benefits for themselves and their families. One of the key differences between Aspen and other publicly-traded, exclusively online, for-profit universities is that approximately 87% of our full-time degree-seeking students (as of July 31, 2014) were enrolled in graduate degree programs (Master or Doctorate degree program). Since 1993, we have been nationally accredited by the Distance Education and Training Council ("DETC"), a national accrediting agency recognized by the U.S. Department of Education (the "DOE").

Basis of Presentation

A. Interim Financial Statements

The interim consolidated financial statements included herein have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC"). In the opinion of the Company's management, all adjustments (consisting of normal recurring adjustments and reclassifications and non-recurring adjustments) necessary to present fairly our results of operations for the three months ended July 31, 2014 and 2013, our cash flows for the three months ended July 31, 2014 and 2013, and our financial position as of July 31, 2014 have been made. The results of operations for such interim periods are not necessarily indicative of the operating results to be expected for the full year.

Certain information and disclosures normally included in the notes to the annual consolidated financial statements have been condensed or omitted from these interim consolidated financial statements. Accordingly, these interim consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in our Report on Form 10-K for the period ended April 30, 2014 as filed with the SEC on July 29, 2014. The April 30, 2014 balance sheet is derived from those statements.

B. Discontinued Operations

As of March 31, 2013, the Company decided to discontinue business activities related to its "Certificate in Information Technology with a specialization in Smart Home Integration" program so that it may focus on growing its full-time, degree-seeking student programs, which have higher gross margins. On April 5, 2013, the Company gave 120-day notice to CLS 123, LLC of its intent to terminate the agreement between the Company and CLS 123, LLC dated November 9, 2011. Thus, as of August 3, 2013, the Company is no longer offering the "Certificate in Information Technology with a specialization in Smart Home Integration" program. The termination of the "Smart Home Integration Certificate" program qualifies as a discontinued operation and accordingly the Company has excluded results for this component from its continuing operations in the consolidated statements of operations for all periods presented. The following table shows the results of the "Smart Home Integration Certificate" program component included in the income (loss) from discontinued operations:

	For the Three Months Ended
	July 31,
	2014	2013

Revenues	$-	$222,625

Costs and expenses:
Instructional costs and services	-	200,362
Total costs and expenses	-	200,362

Income (loss) from discontinued operations, net of income taxes	$-	$22,263

The major classes of assets and liabilities of discontinued operations on the balance sheet are as follows:

	July 31,	April 30,
	2014	2014
Assets
Cash and cash equivalents	$-	$-
Accounts receivable, net of allowance of $481,351, and $481,531, respectively	5,250	5,250
Other current assets	-	-
Net assets from discontinued operations	$5,250	$5,250

Liabilities
Accounts payable	$-	$-
Accrued expenses	-	-
Deferred revenue	-	-
Net liabilities from discontinued operations	$-	$-

C. Liquidity

At July 31, 2014, the Company had a cash balance of approximately $2.3 million which includes $898,225 of restricted cash. In September 2014, the company completed the second closing of its equity financing of $3,766,325. With the additional cash raised in the financing, the growth in the company revenues and improving operating margins, the Company believes that it has sufficient cash to allow the Company to implement its long-term business plan.

Note 1. Nature of Operations and Liquidity

Overview

Aspen Group, Inc. (together with its subsidiaries, the "Company" or "Aspen") was founded in Colorado in 1987 as the International School of Information Management. On September 30, 2004, it was acquired by Higher Education Management Group, Inc. ("HEMG") and changed its name to Aspen University Inc. On March 13, 2012, the Company was recapitalized in a reverse merger (See Note 12). All references to the Company or Aspen before March 13, 2012 are to Aspen University, Inc. ("Aspen University").

On April 5, 2013, the Company gave 120-day notice to CLS 123, LLC of its intent to terminate the agreement between the Company and CLS 123, LLC dated November 9, 2011. Moreover, at the end of the 120-day period, the Company shall no longer be offering the "Certificate in Information Technology with a specialization in Smart Home Integration" program. Accordingly, the activities related to CLS (or the "Smart Home Integration Certificate" program) are treated as discontinued operations. As this component of the business was not sold, there was no gain or loss on the disposition of this component (see below "Discontinued Operations").

On April 25, 2013, our Board of Directors approved a change in our fiscal year-end from December 31 to April 30, with the change to the calendar year reporting cycle beginning May 1, 2013. Consequently, we filed a Transition Report on Form 10-KT for the four-month transition period ended April 30, 2013. References in this report to fiscal 2012 indicate the calendar year ended December 31, 2012. Financial information in these notes with respect to the four months ended April 30, 2012 is unaudited.

Aspen University's mission is to offer any motivated college-worthy student the opportunity to receive a high quality, responsibly priced distance-learning education for the purpose of achieving sustainable economic and social benefits for themselves and their families. One of the key differences between Aspen and other publicly-traded, exclusively online, for-profit universities is that approximately 87% of our full-time degree-seeking students (as of April 30, 2014) were enrolled in graduate degree programs (Master or Doctorate degree program). Since 1993, we have been nationally accredited by the Distance Education and Training Council ("DETC"), a national accrediting agency recognized by the U.S. Department of Education (the "DOE").

Discontinued Operations

As of March 31, 2013, the Company decided to discontinue business activities related to its "Certificate in Information Technology with a specialization in Smart Home Integration" program so that it may focus on growing its full-time, degree-seeking student programs, which have higher gross margins. On April 5, 2013, the Company gave 120-day notice to CLS 123, LLC of its intent to terminate the agreement between the Company and CLS 123, LLC dated November 9, 2011. Thus, as of August 3, 2013, the Company is no longer offering the "Certificate in Information Technology with a specialization in Smart Home Integration" program. The termination of the "Smart Home Integration Certificate" program qualifies as a discontinued operation and accordingly the Company has excluded results for this component from its continuing operations in the consolidated statements of operations for all periods presented. The following table shows the results of the "Smart Home Integration Certificate" program component included in the income (loss) from discontinued operations:

	For the year	For the year
	ended	ended	For the
	April 30,	December 31,	Four Months Ended April 30,
	2014	2012	2013	2012
				(Unaudited)

Revenues	$549,125	$2,332,283	$140,732	$1,077,875

Costs and expenses:
Instructional costs and services	494,213	2,026,928	126,659	929,362
General and administrative	(29,751)	169,045	126,000	-
Total costs and expenses	464,462	2,195,973	252,659	929,362

Income (loss) from discontinued operations, net of income taxes	$84,663	$136,310	$(111,927)	$148,513

The major classes of assets and liabilities of discontinued operations on the balance sheet are as follows:

	April 30,	April 30,
	2014	2013
Assets
Cash and cash equivalents	$-	$-
Accounts receivable, net of allowance of $481,531 and $295,045, respectively	5,250	113,822
Other current assets	-	-
Net assets from discontinued operations	$5,250	$113,822

Liabilities
Accounts payable	$-	$1,178
Accrued expenses	-	70,201
Deferred revenue	-	53,125
Net liabilities from discontinued operations	$-	$124,504

Liquidity

At April 30, 2014, the Company had a cash balance of approximately $1.1 million which includes $868,000 of restricted cash.  In July, 2014, the company completed a financing of $1,631,500 which is part of a total financing of $4,030,000.  With the additional cash raised in the financing, the growth in the company revenues and improving operating margins, the Company believes that it has sufficient cash to allow the Company to grow.  Management expects that the Company will attain positive cash flow in the quarter ending October 31, 2014.